Accounts receivable, net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 6,804,714	$ 8,816,071
Allowance for doubtful accounts	(3,900,525)	(2,478,341)
Total accounts receivable, net	$ 2,904,189	$ 6,337,730